Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Convertible Preferred Stock
Convertible Preferred Stock
11.	Convertible Preferred Stock

			Shares
	Year	Shares	Issued and	Issue	Liquidation
Series	Issued	Authorized(1)	Outstanding(1)	Price(1)	Value
Series A	2008	10,710	10,710	$0.33	$3,500
Series A-1	2008	11,630	11,630	$0.05	600
Series B	2010	13,468	13,468	$0.59	8,000
Series C	2011	15,375	15,375	$1.01	15,500
Series D	2012	7,383	7,383	$2.62	19,370
Series E	2014	4,914	4,914	$10.18	50,000
Series F	2015	15,440	15,440	$12.95	200,000
Series G	2016	15,440	15,440	$12.95	200,000
		94,360	94,360		$496,970
(1)Upon the Closing of the Business Combination, the outstanding shares of Series A, A-1, B, C, D, and E Preferred Stock were converted into 63,479,988 shares of BuzzFeed Class A Common Stock at the Exchange Ratio of 0.306. Series F Preferred Stock and Series G Preferred Stock issued and outstanding converted into 30,880,000 shares of New BuzzFeed Class A Common Stock. Shares Authorized, Shares Issued and Outstanding, and Issue Price above have been retroactively adjusted to reflect this exchange.

Voting Rights

Each share of the Legacy BuzzFeed’s preferred stock was entitled to the number of votes equal to the number of shares of Class B Common Stock into which such share of preferred stock could be converted.

Dividends

Holders of shares of Legacy BuzzFeed’s preferred stock were entitled to receive noncumulative annual dividends at a rate of 8% of the applicable original issue price when, as and if declared by Legacy BuzzFeed’s board of directors. Series G and G-1 preferred stockholders of Legacy BuzzFeed were entitled to receive dividends, prior and in preference to any dividends on all other preferred stock and common stock. Series A, B, C, D, E and F preferred stockholders of Legacy BuzzFeed were entitled to receive dividends, prior and in preference to any dividends on shares of Legacy BuzzFeed’s Series A-1 preferred stock and common stock. Series A-1 preferred stockholders of Legacy BuzzFeed were entitled to receive dividends prior and in preference to any dividends on shares of the Company’s common stock. The Company has not declared or paid any cash dividends.

Conversion

Shares of Legacy BuzzFeed’s preferred stock were convertible at the option of the holders into shares of Legacy BuzzFeed’s Class B common stock as adjusted by a ten-for-one stock split effected in January 2015. Each share of preferred stock of Legacy BuzzFeed was convertible, without payment of additional consideration by the holder, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the adjusted original issue price by the conversion price applicable to such share.

Each share of Legacy BuzzFeed’s Series F preferred stock was convertible at the option of the holder into one share of Series F-1 preferred stock. Each share of Legacy BuzzFeed’s Series G preferred stock was convertible into one share of Legacy BuzzFeed’s Series G-1 preferred stock.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, including a deemed liquidation event, as defined, the holders of Series G and G-1 preferred stock of Legacy BuzzFeed were entitled to receive, on a pari passu basis and in preference to all other holders of preferred and common stock, pro rata, in an amount equal to the respective purchase price plus undeclared dividends on each share of Legacy BuzzFeed’s Series G and G-1 preferred stock. Next, if proceeds remained, the holders of Legacy BuzzFeed’s Series, A, B, C, D, E and F preferred stock were entitled to receive, on a pari passu basis and in preference to all remaining holders of capital stock of Legacy BuzzFeed, pro rata, an amount equal to the respective purchase price plus declared and unpaid dividends on each share of Legacy BuzzFeed’s Series, A, B, C, D, E and F preferred stock. Next, if proceeds remained, the holders of Legacy BuzzFeed’s Series A-1 preferred stock were entitled to receive, in preference to holders of common stock, an amount equal to the purchase price plus declared but unpaid dividends on each share of Legacy BuzzFeed’s Series A-1 preferred stock. After the payment of such preferential amounts, any remaining proceeds would have been distributed pro rata among the holders of common stock.

If the proceeds were insufficient to permit payment in full to all holders of Legacy BuzzFeed’s Series G and G-1, the assets would have been distributed ratably to the holders of the Legacy BuzzFeed’s Series G and G-1 preferred stock in proportion to the amount each such holder would otherwise be entitled to receive. If proceeds remained but were insufficient to permit payment in full to all holders of Legacy BuzzFeed’s Series A, B, C, D, E and F preferred stock, the assets would have been distributed ratably to the holders of the Legacy BuzzFeed’s Series A, B, C, D, E and F preferred stock in proportion to the amount each such holder would otherwise have been entitled to receive.

Redemption

Legacy BuzzFeed’s preferred stock was not redeemable and any redemption rights under the previous agreements for Series A, B, C and D preferred stock have been canceled.